COMMITMENTS	2 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS [Text Block]

17. COMMITMENTS

The Company and its subsidiaries are committed under lease agreements with third parties and related parties, for land, office space, and equipment in Nevada. A summary of the Company's future minimum payments as at March 31, 2024 is as follows:

Year ending March 31,	Third parties	Related parties	Total
	$	$	$
2025	498,281	635,683	1,133,964
2026	614,225	785,313	1,399,538
2027	631,286	808,872	1,440,158
2028	648,858	833,138	1,481,996
Thereafter	3,561,899	4,473,246	8,035,145
	5,954,549	7,536,252	13,490,801